Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

Shares issued for services

On April 8, 2020, the Company issued 1,151,682 shares of the Company’s common stock to a consultant for services to be rendered in fourth quarter of fiscal year 2020 pursuant to an engagement agreement dated on September 10, 2019 which agreement was amended again in April 2020. On April 8, 2020, the Company issued the 1,151,682 shares of the Company’s common stock valued at $0.02 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $23,955.

Note Conversions

From April 1, 2020 through April 30, 2020 , the Company issued an aggregate of 26,648,787 shares of its common stock at an average contractual conversion price of $0.009, ranging from $0.005 to $0.014, as a result of the conversion of principal of $210,371, interest of $16,638 and conversion fees $3,750 underlying certain outstanding convertible notes converted during such period. The Company reclassified $133,965 in put premiums to additional paid in capital following conversions in April 2020.

Securities Purchase Agreement

On April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor (the “Investor”) purchased from the Company, 7,500,000 units (the “Units”), each consisting of (i) 1.5 shares of the Company’s common stock (the “Common Stock”), or pre-funded warrants (the “Prefunded Warrants”) upon Investor’s election due to the 4.99% blocker provision as discussed below and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the Investor was issued 63,750,000 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 63,750,000 warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”).

The aggregate purchase price for the Units, the Series A Warrants with exercise price of $0.20 per share, the Series B Warrants with exercise price of $0.04 per share and the Series C Warrants with exercise price of $0.20 per share, of $450,000 was paid at closing (the “Purchase Price”) or $0.06 per unit purchase price.

The Securities Purchase Agreement contains a blocker provision whereby the Investor or any of its affiliates would not beneficially own in excess of 4.99% of the outstanding number of shares of Common Stock (“Beneficial Ownership Limitation”). As such, the Investor may elect to purchase Prefunded Warrants equal to the same number of shares of Common Stock that the Company would have been issued.

Due to the Beneficial Ownership Limitation, the 11,250,000 shares of Common Stock underlying the Units issuable at closing of the Securities Purchase Agreement are comprised of 804,518 shares of restricted Common Stock and 10,445,482 Prefunded Warrants with exercise price of $0.001 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full.

The Securities Purchase Agreement contains such representations, warranties and covenants as are typical for a transaction of this nature.

Series A Warrants

Pursuant to the Securities Purchase Agreement, the Investor purchased Series A Warrants to purchase up to 11,250,000 shares of Common Stock, subject to adjustment as provided therein. The Series A Warrants have a cash exercise price of $0.20 per share and are immediately exercisable and expire in 3 years. The Series A Warrants contain a provision for cashless exercise in the event there is no effective registration statement registering the shares underlying the Series A Warrants calculated based on the difference between the exercise price of the Series A Warrant and the trading price of the stock (the “Cashless Exercise”).Additionally, the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $0.20 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”).

Series B Warrants

Pursuant to the Securities Purchase Agreement, the Investor purchased Series B Warrants to purchase up to 63,750,000 shares of Common Stock, subject to adjustment as provided therein; provided, however, commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 37,500,000 upon 10 Trading Days’ prior written notice to the Holder provided that the Company issues to the Holder 3,750,000 shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to 3,750,000 shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale. The Series B Warrants have a cash exercise price of $0.04 per share and expire in 3 years. The Series B Warrants contain a provision for Cashless Exercise.

Series C Warrants

Pursuant to the Securities Purchase Agreement, the Investor purchased Series C Warrants to purchase up to 63,750,000 shares of Common Stock, subject to adjustment as provided therein and expire in 3 years. The Series C Warrants have a cash exercise price of $0.20 per share, subject to a vesting schedule, which is based on such Holder’s exercise of all the Series C Warrants. The Series C Warrants contain provisions for Cashless Exercise and Alternate Cashless Exercise.

NOTE 13 – SUBSEQUENT EVENTS

On July 19, 2019, pursuant to a consulting agreement 20,000 shares of common stock were issued to the contractor as compensation for services rendered.

Note Conversions

On July 10, 2019, pursuant to a conversion notice, $16,500 in principal and $2,031 in interest was converted at $0.91 per share into 20,454 shares of common stock.

On August 8, 2019, pursuant to a conversion notice, $21,000 in principal and $2,720.67 in interest was converted at $0.798 per share into 29,725 shares of common stock.

On August 8, 2019, pursuant to a conversion notice, $28,000 in principal and $1,859.51 in interest was converted at $0.8113 per share into 36,804 shares of common stock.

On September 4, 2019, pursuant to a conversion notice, $20,000 in principal and $2,711 in interest was converted at $0.63 per share into 36,049 shares of common stock.

On September 9, 2019, pursuant to a conversion notice, $7,820 in principal and $574 in interest was converted at $0.63 per share into 13,360 shares of common stock.

On September 18, 2019, pursuant to a conversion notice, $18,000 in principal and $2,496 in interest was converted at $0.45 per share into 45,547 shares of common stock.

July 3, 2019 Securities Purchase Agreement - Power Up Lending

Effective July 3, 2019, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “July 2019 Power Up Note”) from the Company in the aggregate principal amount of $78,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on July 3, 2019 and the Company received payment on July 8, 2019 in the amount of $78,000, of which $2,500 was paid directly toward legal fees and $500 to Power Up for due diligence fees resulting in net cash proceeds of $75,000.

The maturity date of the July 2019 Power Up Note is July 3, 2020. The July 2019, Power Up Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock, but shall not be payable until the July 2019 Power Up Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Power Up has the option to convert all or any amount of the principal face amount of the July 2019 Power Up Note, starting on December 30, 2019 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 150% of an amount equal to the then outstanding principal amount of the July 2019 Power Up Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the July 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 2019 Power Up Note, the “Market Price” shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

July 30, 2019 Securities Purchase Agreement - Odyssey Capital Funding LLC

Effective July 30, 2019, the Company entered into a securities purchase agreement with Odyssey Capital Funding LLC,. (“Odyssey”), pursuant to which Odyssey purchased a convertible promissory note (the “July 2019 Odyssey Note”) from the Company in the aggregate principal amount of $320,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Odyssey. The July 2019 Odyssey Note contains an original discount of $25,000. The transaction closed on July 30, 2019 and the Company received payment on August 1, 2019 in the amount of $295,000, of which $10,000 was paid directly toward legal fees, resulting in net cash proceeds of $285,000.

The maturity date of the July 2019 Odyssey Note is July 30, 2020. The July 2019 Odyssey Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Odyssey in shares of the Company’s common stock, but shall not be payable until the July 2019 Odyssey Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Odyssey has the option to convert all or any amount of the principal face amount of the July 2019 Odyssey Note, starting on January 31, 2020 and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 120% of an amount equal to the then outstanding principal amount of the July 2019 Odyssey Note plus any interest accrued from July 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the July 2019 Odyssey Note shall be equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Markets on which the Company’s shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company.

Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days’ prior written notice by the Holder to the Company).

August 30, 2019 Securities Purchase Agreement – Auctus Fund, LLC

Effective August 30, 2019, the Company entered into a securities purchase agreement with Auctus Fund, LLC (“Auctus”), pursuant to which Auctus purchased a convertible promissory note (the “August 2019 Auctus Note”) from the Company in the aggregate principal amount of $550,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Auctus. The transaction closed on August 30, 2019 and the Company received payment on September 4, 2019 in the amount of $550,000, of which $5,000 was paid directly toward legal fees and $40,000 to Auctus for due diligence fees resulting in net cash proceeds of $505,000.

The maturity date of the August 2019 Auctus Note is August 30, 2020. The August 2019 Auctus Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Auctus in shares of the Company’s common stock, but shall not be payable until the August 2019 Auctus Note becomes payable, whether at the maturity date or upon acceleration or by prepayment. The August 2019 Auctus Note may not be prepaid without the written consent of Auctus. Any amount of principal or interest which is not paid when due shall bear interest at the rate of 24% per annum.

Additionally, Auctus has the option to convert all or any amount of the principal face amount of the August 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the August 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450,000 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2.25. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300,000 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3.33. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225,000 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4.50. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years form the date of issuance being August 30, 2019.

October 1, 2019 Securities Purchase Agreement – GW Holdings Group, LLC

Effective October 1, 2019, the Company entered into a securities purchase agreement with GW Holdings Group, LLC. (“GW Holdings”), pursuant to which GW Holdings purchased a convertible promissory note (the “October 2019 GW Holdings Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings. The transaction closed on October 1, 2019 and the Company received payment on October 3, 2019 in the amount of $131,000, of which $6,000 was paid directly toward legal fees resulting in net cash proceeds of $125,000.

The maturity date of the October 2019 GW Holdings is October 1, 2020. The October 2019 GW Holdings Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to GW Holdings in shares of the Company’s common stock, but shall not be payable until the October 2019 GW Holdings Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, GW Holdings has the option to convert all or any amount of the principal face amount of the October 2019 GW Holdings Note at any time from the date of issuance and ending on the later of the maturity date and the date the Default Amount, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of the October 2019 GW Holdings Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the October 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.

October 3, 2019 Securities Purchase Agreement – Crown Bridge Partners, LLC

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC. (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note (the “October 2019 Crown Bridge Note”) from the Company in the aggregate principal amount of $108,000, with an original issue discount of $5,000; such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Crown Bridge. The transaction closed on October 3, 2019 and the Company received payment on October 8, 2019 in the amount of $103,000, of which $3,000 was paid directly toward legal fees resulting in net cash proceeds of $100,000.

The maturity date of the October 2019 Crown Bridge is October 3, 2020. The October 2019 Crown Bridge Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Crown Bridge in shares of the Company’s common stock, but shall not be payable until the October 2019 Crown Bridge Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Crown Bridge has the option to convert all or any amount of the principal face amount of the October 2019 Crown Bridge Note at any time from the date of issuance and ending on the later of the maturity date and the date the Default Amount, which is an amount of 140% of an amount equal to the then outstanding principal amount of the October 2019 Crown Bridge Note plus any interest accrued, is paid if an event of default occurs, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the October 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the Conversion Date in accordance with the Notice of Conversion. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.